Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenue
Product sales	$ 2,170,491	$ 1,676,480	$ 6,051,354	$ 3,599,770	$ 5,642,990	$ 2,738,729
Licensing revenue		5,000	609,167	15,000	20,000	20,000
Total revenue	2,170,491	1,681,480	6,660,521	3,614,770	5,662,990	2,758,729
Cost of product sales	1,281,634	1,086,031	3,817,737	2,073,909	3,370,571	1,355,571
Gross profit	888,857	595,449	2,842,784	1,540,861	2,292,419	1,403,158
Operating expenses
Research and development	160,528	110,689	361,404	353,837	463,638	516,454
Sales and marketing	208,080	145,735	625,600	379,774	619,202	267,080
General and administrative	630,342	487,733	1,856,386	1,441,852	2,151,817	1,829,307
Total operating expenses	998,950	744,157	2,843,390	2,175,463	3,234,657	2,612,841
Operating loss	(110,093)	(148,708)	(606)	(634,602)	(942,238)	(1,209,683)
Other income (expenses)
Other income	0	0	0	94,253	94,253	46
Interest expense	(185,554)	(185,554)	(556,664)	(547,875)	(733,430)	(670,986)
Gain (loss) on disposal of property and equipment	0	431	0	368	368	(1,613)
Amortization of deferred financing costs	(14,263)	(18,397)	(42,322)	(60,142)	(78,539)	(74,403)
Total other income (expenses)	(199,817)	(203,520)	(598,986)	(513,396)	(717,348)	(746,956)
Net Loss	$ (309,910)	$ (352,228)	$ (599,592)	$ (1,147,998)	$ (1,659,586)	$ (1,956,639)
Basic and diluted net loss per common share	$ 0.00	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.03)
Basic and diluted weighted average common shares used to calculate net loss per common share	70,106,312	69,679,854	70,005,207	69,679,854	69,679,854	69,679,854